Consolidated Balance Sheets		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Assets
Cash and cash equivalents		¥ 65,055,278	$ 9,432,129	¥ 61,266,782
Accounts receivable, net		17,173,021	2,489,854	104,775,266
Inventories		399,439	57,913	1,960,277
Deferred offering expenses				8,494,583
Due from a related party		1,051,869	152,507	2,473,750
Short-term prepayments		254,493,399	36,898,074	288,101,452
Short-term investments		4,080,000	591,544	11,430,000
Prepaid expenses and other current assets		9,518,326	1,380,029	5,123,221
Total current assets		351,771,332	51,002,050	483,625,331
Non-current assets:
Right-of-use assets, net				300,024
Deferred tax assets, net		9,176,875	1,330,522	388,321
Property and equipment, net		153,880	22,310	214,717
Educational contents, net		214,441,814	31,091,140	206,695,356
Intangible assets, net				17,187,208
Goodwill				7,712,011
Long-term prepayments		151,779,105	22,005,902	143,494,187
Total non-current assets		375,551,674	54,449,874	375,991,824
Total assets		727,323,006	105,451,924	859,617,155
Liabilities
Accounts payable		8,037,004	1,165,256	24,286,309
Contract liabilities		290,028,010	42,050,109	327,299,227
Salary and welfare payable		2,302,646	333,852	3,411,486
Income taxes payable		1,170,795	169,749	3,743,247
Value added tax (“VAT”) and other tax payable		4,063,389	589,136	2,669,408
Other payables		2,658,243	385,409	5,276,472
Lease liabilities, current				295,367
Amount due to related parties		52,711,457	7,642,443	71,707,642
Total current liabilities		360,971,544	52,335,954	438,689,158
Non-current liabilities:
Deferred tax liabilities				2,191,500
Total non-current liabilities				2,191,500
Total liabilities		360,971,544	52,335,954	440,880,658
Commitments and contingencies
Mezzanine equity:
Redeemable ordinary shares (US$0.0001 par value; 11,110,000 and nil shares issued and outstanding as of December 31, 2021 and 2022, respectively)*	[1]			45,984,876
Shareholders’ equity
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 100,000,000 shares and 121,110,000 issued and outstanding as of December 31, 2021 and 2022)*	[1]	77,747	12,111	63,291
Additional paid-in capital		242,093,942	35,099,483	54,045,908
Statutory reserves		23,599,304	3,421,577	23,599,304
Retained earnings		81,822,029	11,863,081	280,983,836
Accumulated other comprehensive income		2,520,630	365,457	400,233
Total Jianzhi Education Technology Group Company Limited’s shareholders’ equity		350,113,652	50,761,709	359,092,572
Noncontrolling interests		16,237,810	2,354,261	13,659,049
Total shareholders’ equity		366,351,462	53,115,970	372,751,621
Total liabilities, mezzanine equity and shareholders’ equity		¥ 727,323,006	$ 105,451,924	¥ 859,617,155

[1]	Retrospectively restated for effect of stock split (see Note 14).